Victory Portfolios IV

5935 La Cantera Parkway

San Antonio, Texas 78256

November 4, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios IV
       File Nos. 333-282907; 811-24019

Ladies and Gentlemen:

On behalf of Victory Portfolios IV (the “Registrant”) with respect to the Victory Pioneer Bond Fund (the “Fund”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Fund:

(1)The form of prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 24, 2025, accession number 0001193125-25- 249912.

If you have any questions or comments regarding this filing, please call Jay G. Baris of Sidley Austin LLP at 212-839-8600, or Matthew J. Kutner of Sidley Austin LLP at 212-839-8679.

Very truly yours,

Victory Portfolios IV

By: /s/ Thomas Dusenberry Thomas Dusenberry President

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